Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Operations and principal activities
Net loss	¥ (587,182)	$ (80,443)	¥ 25,944	¥ (66,107)
Net cash (used in)/provided by operating activities	(25,633)	$ (3,510)	22,501	¥ (112,873)
Accumulated deficit	¥ (926,390)		¥ (330,166)		$ (126,915)